Financial instruments risk, Interest rate risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest rate risks [Abstract]
Profit or loss for the year	$ (248,054)	$ (403,156)	$ 31,292
Interest Rate Risks [Member]
Interest rate risks [Abstract]
Percentage increase in interest rates	1.00%	1.00%
Percentage decrease in interest rates	(1.00%)	(1.00%)
Interest Rate Risks [Member] | Fixed Rate [Member]
Interest rate risks [Abstract]
Debt	$ 200,600	$ 129,800
Interest Rate Risks [Member] | Variable Rate [Member]
Interest rate risks [Abstract]
Debt	48,300	50,200
1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	(7,465)	(1,140)
- 1% Variance [Member]
Interest rate risks [Abstract]
Profit or loss for the year	$ 7,465	$ 1,140